BERWYN FUND

a series of THE
BERWYN FUNDS














2001
SEMI-ANNUAL
REPORT


Shareholders Services	a no load
c/o PFPC Inc.	mutual fund
P. O. Box 8821
Wilmington, DE  19899	(800) 992-6757






BERWYN FUND SEMI-ANNUAL REPORT



August 1, 2001					              Net Asset
Value Per Share: $20.66

Dear Berwyn Fund Shareholder:

The Berwyn Fund's (BF's) net asset value rose from $16.52 to $20.51 during the first half of this year, a total return of 24.15 percent. On a total return basis, the DJIA and S&P 500 fell 1.86 percent and 6.70 percent, respectively. The S&P 600, an index comprised of smaller capitalization stocks, rose 6.24 percent.

This year's first half results reflect a continuation of the uptrend for small-cap stocks which began in April of last year. From its bear market low price of $13.96 in April, 2000, the BF has risen 46.92 percent through June, 2001. Figure 1 illustrates the relative strength of the BF versus the S&P 500. Since the speculative bubble for high technology, Internet and many blue chip stocks burst, the BF has exhibited a very positive trend versus the S&P 500, the standard for most index funds. In our opinion, this trend is still in its early stages and is likely to persist regardless of one's outlook for the economy.

We believe that your Fund is benefiting from a number of external factors which include the following:

? Money is flowing back into smaller-cap stocks; this sector had become very undervalued during the speculative mania for Internet and high technology stocks.
? Lower interest rates are stabilizing a lackluster economy and helping the profits of some corporations, especially those in the financial sector.
? Higher energy prices have been a positive influence on a number of the BF's holdings.

In addition to the factors mentioned above, the Fund has especially benefited from the stock performance of the following holdings during the second quarter: CACI International, Inc., Culp, Inc., Dixie Group, Frontier Oil, IBP and Theragenics. Culp and Dixie Group have been in the portfolio for a number of years and are rebounding from overly depressed levels as prospects for the economy improve. As a consequence of a bold acquisition strategy and higher gasoline prices, Frontier Oil has been a steady outperformer for the past five years. IBP yielded a generous gain based on an acquisition offer from Tyson Foods. CACI and Theragenics are newcomers to the portfolio, selected by a screening process which the Fund's advisor has been refining over the past two years.





HISTORICAL PRICE RATIO
Berwyn Fund/ S&P 500 Index ( 4/21/00 - 6/29/01)









Figure 1.
The Berwyn Fund has outperformed the S&P 500 by a wide margin over the past 15 months as illustrated by this relative strength curve (BF/ S&P
500).

Last year at this time we spoke of our frustration over our inability to make money during the speculative mania which had pervaded the financial markets. The events of the past year suggest a return to more normal markets and reasonable valuations with decision making based upon traditional investment criteria. This change in climate is in concert with the fundamental value investing concepts to which the Fund has adhered since its inception.

In the first six months of this year, the Fund's assets have increased from $26.9 million to $47.5 million. Obviously, the majority of this growth has come from share purchases by investors who are demonstrating renewed interest in value investing.

Very truly yours,



Robert E. Killen					Lee S. Grout
Chairman and Chief Investment Officer		Portfolio Manager








Note: Returns for the Berwyn Fund are net of all expenses, advisory fees and commission charges and include the reinvestment of dividends and interest (total return). All index returns listed herein also include the reinvestment of dividends and interest (total return). The investment return and the principal value of an investment in TBF will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


BERWYN FUND
A SERIES OF THE BERWYN FUNDS
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2001
(Unaudited)


Assets:
Investments in Securities, at Market Value	$38,849,707
   (Cost $28,168,492) (Note 2)
Cash			8,820,120
Receivables:
	    Dividends		25,180
    Interest			          1,537
		Total Assets	 47,696,544

Liabilities:
Payable for Securities Purchased	151,687
Accrued Expenses	2,781
Investment Advisory Fee Payable	       39,304
		Total Liabilities	       193,772


Net Assets:  (1)
Applicable to 2,315,820 Outstanding Shares of
    Common Stock, $1.00 Par Value
    (Authorized 20,000,000 Shares)	$47,502,772

Net Asset Value and Offering Price Per Share
    ($47,502,772 / 2,315,820 Outstanding Shares)	$         20.51

Minimum Redemption Price Per Share (Note 1)	$         20.30


(1)	On June 30, 2000 Net Assets consisted of the following:
	Common Stock, Par Value $1.00	2,315,820
	Paid-in Capital	33,348,296
	Accumulated Net Realized Gain	1,157,442
	Net Unrealized Appreciation of Investment Securities	  10,681,214
			$47,502,772




The accompanying notes are an integral part of these financial statements.

BERWYN FUND
A SERIES OF THE BERWYN FUNDS
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2001
(Unaudited)


Investment Income:
	Dividends	$575,910
	Interest	   9,315
	Miscellaneous Income	11,207

	Total Investment Income		$    596,432

Expenses:
	Investment Advisory Fee (Note 3)	168,742
	Transfer Agent Fees	14,308
	Custodian Fees	2,329
	Professional Fees	683
	Registration Fees	1,897
	Directors' Fees	2,400
	Printing Costs	387
	Office Expenses	508
	Insurance	2,357

		Total Expenses		    193,611

		Net Investment Gain		    402,821

Realized and Unrealized Gain (Loss) on Investments:
	Net Realized Gain from Sales of Investment Securities		1,205,986

	Net Change in Unrealized Appreciation on
		Investment Securities		5,462,719

	Net Realized and Unrealized Gain on Investments		6,668,705

Net Increase in Net Assets Resulting from Operations		$7,071,526







The accompanying notes are an integral part of these financial statements.

BERWYN FUND
A SERIES OF THE BERWYN FUNDS
STATEMENT OF CHANGES IN NET ASSETS
(Unaudited)


			Six Months	Six Months
		Ended	Ended
		    06/30/01   	   06/30/00
Increase in Net Assets from Investment Activities:
Net Investment Income	$    402,821	$      (75,780)
	 Net Realized Gain from Sales of
		Investment Securities	1,205,986	411,233
	 Change in Net Unrealized Appreciation
		on Investment Securities	   5,462,719	   (3,777,912)

		 Net Increase (Decrease) in Net Assets Resulting
		     from Operations	     7,071,526	   (3,442,459)

Capital Share Transactions (1):
	 Net Proceeds from Sales of Shares	18,703,914	838,223
	 Cost of Shares Redeemed	   5,219,993	 (9,893,535)

		 Net Increase in Net Assets from
		     Capital Share Transactions	   13,483,921	 (9,055,312)

		 Total Increase in Net Assets	20,555,447	  (12,497,771)

Net Assets:
	 Beginning of Period	 26,947,325	 39,309,596

	 End of Period (Including Undistributed Net
	     Investment Gain of $402,821 at June 30,
	     2001 and Undistributed Net Loss of
 		($75,780) at June 30, 2000) 	$  47,502,772	$  26,811,825

(1) Capital Shares Issued and Redeemed:
      Shares Sold	951,642	52,817
      Shares Redeemed	      (267,016)	      (638,989)
	       684,626	      (586,172)





The accompanying notes are an integral part of these financial statements

BERWYN FUND







A SERIES OF THE BERWYN FUNDS







FINANCIAL HIGHLIGHTS







FOR A SHARE OUTSTANDING







THROUGHOUT EACH PERIOD







(Unaudited)















SIX MONTHS







ENDED


YEAR ENDED




    06/30/01
12/31/00
12/31/99
12/31/98
12/31/97
12/31/96





Net Asset Value, Beginning of Year
$16.52
$16.18
$16.96
$22.01
$19.69
$19.43









Income from Investment Operations:







Net Investment Income (Loss)
0.17
-0.06
-0.08
-0.09
0
-0.02

Net Realized and Unrealized Gains







on Securities
3.82
 .40
-.70
-4.11
5.06
2.78









Total from Investment Operations
3.99
0.34
-0.78
-4.2
5.06
2.76









Less Distributions:







Dividends from Net Investment Income
0
0
0
0
0
0

Distributions from Net Realized Gains
0
0
-0.85
-2.74
-2.50
0









Total Distributions
0
0
-0.85
-2.74
--2.50
0









Net Asset Value, End of Period
$20.51
$16.52
$16.18
$16.96
$22.01
$19.69









Total Return
24.15%
2.10%
-4.60%
-18.90%
26.05%
14.35%









Ratios/Supplemental Data:







Net Assets, End of Period (000)
$47,503
$26,947
$39,310
$62,862
$100,406
$94,056









Ratio of Expenses to Average Net Assets
1.11%*
1.64%
1.39%
1.20%
1.20%
1.21%









Ratio of Net Investment Income (Loss)
2.31%*
-0.32%
-0.39%
-0.45%
-0.02%
-0.10%

To Average Net Assets







Portfolio Turnover Rate
34%
16%
6%
19%
26%
32%








*Annualized

The accompanying notes are an integral part of these financial statements.

BERWYN FUND
A SERIES OF THE BERWYN FUNDS
STATEMENT OF INVESTMENTS
JUNE 30, 2001
(Unaudited)

Number of
    Shares    	                       COMMON STOCKS  -  81.7                              Value*

		AEROSPACE / DEFENSE - 2.1%
		75,066	Ducommun Inc. +                                                                     $   975,858

		AIRLINES - 0.3%
	42,175	Midway Airlines Corp. +                                                               138,334

		BANKING - 2.4%
	31,520	BSB Bancorp Inc.                                                                          726,536
	16,000	First Essex Bancorp, Inc.                                                               395,520
		                                                                                                    1,122,056
		CHEMICALS - 3.4%
	32,500	Chemfirst,Inc.                                                                                851,500
	73,000	IMC Global, Inc.                                                                            744,600
		                                                                                                    1,596,100
		COMMERCIAL PRINTING - 5.0%
	46,067	Courier Corp.                                                                              1,798,916
		72,600	Ennis Business Forms, Inc.	      573,540
				   2,372,456
			COMPUTER & PERIPHERALS - 9.1%
	72,900	Ansys, Inc. +                                                                               1,364,688
	29,000	CACI International, Inc. +                                                          1,363,000
	223,855	Data I/O Corp. +                                                                            492,481
	232,500	Iomega Corp.                                                                                 555,675
	110,152	Printronix, Inc. +                                                                           556,268
		                                                                                                    4,332,112
		CONSUMER PRODUCTS - 1.5%
	29,800	Tupperware Corp.                                                                          698,214

		ELECTRONIC PRODUCTS - 1.3%
	151,659	Wells-Gardner Electronics Corp. +                                               599,053


		FINANCIAL SERVICES - 1.2%
	24,200	Health Care REIT, Inc.                                                                  574,750

The accompanying notes are an integral part of these financial statements.

BERWYN FUND
STATEMENT OF INVESTMENTS (Continued)


Number of
    Shares   	                     COMMON STOCKS (Continued)		Value*

		FOOD PRODUCTS - 3.5%
	33,500	Dole Food Co.		   $    638,175
	40,000	IBP, Inc.	 1,010,000
			 1,648,175
		FOREST & PAPER PRODUCTS - 2.0%
	31,300	Greif Brothers Corp.	   949,642

		FURNITURE MANUFACTURING - 2.1%
	52,823	La-Z-Boy, Inc.	   977,225

		HEALTH CARE - 2.1%
	21,000	Rehabcare Group, Inc. +	   1,012,200

		INSURANCE - 2.9%
	10,563	First American Financial Corp.	   200,063
	91,600	FPIC Insurance Group, Inc. +	1,191,716
			1,391,779
		MACHINERY MANUFACTURING - 3.8%
	53,250	Hardinge, Inc.	737,513
	49,744	Terex Corp. +	   1,054,572
			1,792,085
		MANUFACTURED HOUSING - 2.1%
	85,700	Drew Ind., Inc. +		642,750
	42,000	Patrick Industries, Inc.	   333,060
					975,810
		MARITIME INDUSTRY - 2.5%
	99,811	Anangel-American Shipholders ADR	369,301
	48,200	Stolt-Nielsen S.A. ADR	  820,846
			1,190,147
		MEDICAL PRODUCTS & SERVICES - 2.6%
	8,000	Invacare Corp.	   309,040
	156,776	Quidel Corp.+	    729,008
	17,400	Theragenics Corp. +	 194,358
				 1,232,406





The accompanying notes are an integral part of these financial statements.
BERWYN FUND
STATEMENT OF INVESTMENTS (Continued)

Number of
    Shares   	                    COMMON STOCKS (Continued)		Value*


		METALS & MINING - 9.2%
	18,200	Impala Platnium-UNSPON ADR	   $     910,774
	231,650	Westmoreland Coal Co. +**	  3,474,750
			   4,385,524
		OIL & GAS EXPLORATION & PRODUCTION - 5.8%
	68,700	Berry Petroleum Co.	996,150
	86,000	Callon Petroleum Co. +	    1,019,100
	61,600	Southwestern Energy Co. +	     754,600
			  2,769,850
		OIL REFINING - 4.2%
	148,844	Frontier Oil Corp.	  1,972,183

		PRECISION INSTRUMENTS - 2.1%
	46,970	Esterline Technology Corp. +	   1,021,598

		RESTAURANTS - 2.9%
	51,000	IHOP Corp. +	   1,369,350

		RETAIL INDUSTRY - 1.6%
	46,600	Blair Corp.	   759,580

		STEEL & STEEL PRODUCTS - 1.2%
	47,100	AK Steel Holding Corp. +	    590,634

		TEXTILES - 2.5%
	91,040	Culp, Inc. +	409,680
	179,649	Dixie Group, Inc. +	   768,898
			1,178,578
		UTILITIES - 2.5%
	50,400	Wisconsin Energy Corp.	1,198,008

TOTAL COMMON STOCKS (Cost $27,918,492)	$   38,823,707




The accompanying notes are an integral part of these financial statements.

BERWYN FUND
STATEMENT OF INVESTMENTS (Continued)



     Face
  Amount	                    CORPORATE BONDS  -  .1%		   Value*
	$250,000	Campbell Resources, Inc.  7.5%   CV  07/20/04 	$       26,000


TOTAL CORPORATE BONDS (Cost $250,000)	     26,000


TOTAL INVESTMENTS - 81.8% (Cost $28,168,492)	38,849,707


OTHER ASSETS IN EXCESS OF LIABILITIES - 18.2%	     8,653,065


NET ASSETS - 100%	$47,502,772


















______________________________________
	*	See Note 2 to the Financial Statements
	** 	Considered to be an affiliate under the Investment Company Act of 1940
	+	Non-Income Producing Security
	ADR	American Depositary Receipt
	CV	Convertible Security


The accompanying notes are an integral part of these financial statements. BERWYN FUND
A SERIES OF THE BERWYN FUNDS
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2001



NOTE 1 - ORGANIZATION

The Berwyn Funds is a Delaware Business Trust registered under the Investment Company Act of 1940, as amended, as an open-end management company. Berwyn Fund (the Fund) is a portfolio series of The Berwyn Funds. The Fund's primary investment objective is long-term capital appreciation. For redemptions of capital shares of the Fund held less than one year, the Fund charges a redemption fee of 1% of the net asset value of the capital shares being redeemed.


NOTE 2 - ACCOUNTING POLICIES

The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies.
The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation:	Securities listed on a national securities exchange
 are valued at the last quoted sales price. Securities not traded on the valuation date and securities not listed are valued at the last quoted bid price. Short-term investments are valued at amortized cost which approximates market value. The value of other assets and securities for which no quotations are readily available is determined in good faith at fair value using methods determined by the Board of Directors.

Federal Income Taxes:  The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income and otherwise comply with the provisions of the Internal Revenue
 Code of 1986, as amended. Accordingly, no provision for Federal income tax is required in the financial statements.

Securities Transactions and Investment Income:	Securities transactions
are accounted for on the business day subsequent to purchase or sale of the securities purchased or sold. Costs used in determining realized gains and losses on sales of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded as earned.

Distributions to Shareholders: The Fund distributes annually all of its net investment income and any net realized capital gains.
The amounts of distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from those amounts determined under generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are adjusted to reflect their tax treatment in the period the differences arise.

NOTE 3 - INVESTMENT ADVISORY FEE AND OTHER RELATED
 PARTY TRANSACTIONS


Under the terms of the investment advisory agreement, the Fund has agreed to pay The Killen Group, Inc. (the "Investment Adviser") an
 investment advisory fee at an annual rate of 1% of the Fund's average daily net assets. The Investment Adviser and the Directors and Officers of the Investment Adviser, together with their families, owned 348,925 shares of the Fund at June 30, 2001.

During the period ended June 30, 2001, the Fund paid $67,006 in commissions to Berwyn Financial Services, a brokerage company affiliated with the Investment Adviser, to execute certain portfolio transactions.

NOTE 4 - SECURITY TRANSACTIONS

During the period ended June 30, 2001, the Fund made purchases of $10,732,397 and sales of $5,304,788 of investment securities other than U.S. Government securities and temporary cash investments.

Cost of securities owned at June 30, 2001 and the net realized gains or losses on securities sold for the period then ended for
 Federal income tax purposes were not materially different from amounts reported for financial reporting purposes.

At June 30, 2001, net unrealized appreciation for financial reporting and Federal income tax purposes aggregated $10,681,214, of which $13,976,583 related to appreciated securities and $3,295,369 related to depreciated securities.



Notes